Government grants	12 Months Ended
Dec. 31, 2022
Government grants
Government grants

D5. Government grants

In response to the global COVID-19 pandemic there were a number of government schemes made available providing wage subsidies for companies that had to shut or scale down operations. The government schemes have different conditions attached to them depending on the country in which they are available. The Group presents the grants by deducting from the related expense, which in this case is the employee benefit expense. The Group received a total wage subsidy of £1m in 2022 (2021: £1m; 2020: £14m).